LEASE INTANGIBLES (Net Value of Other Intangible Assets and Amortization by Class) (Detail) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Lease Intangibles	$ 5,321,296	$ 7,631,488	$ 9,026,435
Accumulated Amortization	(4,301,196)	(5,526,477)	(6,164,961)
Lease intangibles, net	1,020,100	2,105,011	2,861,474
In-place leases
Finite-Lived Intangible Assets [Line Items]
Lease Intangibles	3,186,889	4,360,027	4,958,477
Accumulated Amortization	(2,592,558)	(3,283,027)	(3,467,781)
Lease intangibles, net	594,331	1,077,000	1,490,696
Leasing costs
Finite-Lived Intangible Assets [Line Items]
Lease Intangibles	1,800,922	2,937,976	3,628,080
Accumulated Amortization	(1,455,228)	(2,002,711)	(2,405,514)
Lease intangibles, net	345,694	935,265	1,222,566
Above-market leases
Finite-Lived Intangible Assets [Line Items]
Lease Intangibles	333,485	333,485	439,878
Accumulated Amortization	(253,410)	(240,739)	(291,666)
Lease intangibles, net	$ 80,075	$ 92,746	$ 148,212